Share-based compensation - Summary of Share Options Granted (Detail) - $ / shares												12 Months Ended
	Jul. 01, 2017	Apr. 01, 2017	Jan. 01, 2017	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Aug. 01, 2015	Jul. 06, 2015	Jun. 30, 2015	Feb. 01, 2015	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares												302,200	122,316
Exercise price at grant date												$ 8.37	$ 10.42
January 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares											6,000
Term (year)											1 month 27 days
Vesting period (year)											0 years
Exercise price at grant date											$ 6.0000
January 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares											18,500
Term (year)											1 month 27 days
Vesting period (year)											0 years
Exercise price at grant date											$ 1.8227
January 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares											11,938
Term (year)											1 month 27 days
Vesting period (year)											0 years
Exercise price at grant date											$ 2.1669
January 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares											206,845
Term (year)											10 years 4 days
Vesting period (year)											4 years
Exercise price at grant date											$ 8.1300
February 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares										10,000
Term (year)										10 years 2 months 1 day
Vesting period (year)										4 years 1 month 27 days
Exercise price at grant date										$ 16.1700
June 30, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares									36,000
Term (year)									10 years 4 days
Vesting period (year)									4 years
Exercise price at grant date									$ 16.1700
July 6, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares								25,000
Term (year)								10 years 2 months 30 days
Vesting period (year)								4 years 2 months 27 days
Exercise price at grant date								$ 20.0000
July 6, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares								15,000
Term (year)								11 years 2 months 30 days
Vesting period (year)								5 years 2 months 27 days
Exercise price at grant date								$ 20.0000
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							58,058
Term (year)							10 years 4 days
Vesting period (year)							1 year 8 months 2 days
Exercise price at grant date							$ 0.3224
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							25,308
Term (year)							10 years 4 days
Vesting period (year)							1 year 9 months
Exercise price at grant date							$ 0.4299
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							7,444
Term (year)							10 years 4 days
Vesting period (year)							2 years 2 months 30 days
Exercise price at grant date							$ 0.8598
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							49,871
Term (year)							10 years 4 days
Vesting period (year)							2 years 3 months 29 days
Exercise price at grant date							$ 1.0748
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							32,750
Term (year)							10 years 4 days
Vesting period (year)							2 years 8 months 2 days
Exercise price at grant date							$ 1.2897
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							10,421
Term (year)							10 years 4 days
Vesting period (year)							2 years 8 months 2 days
Exercise price at grant date							$ 0.4299
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							82,995
Term (year)							10 years 4 days
Vesting period (year)							3 years 3 months 29 days
Exercise price at grant date							$ 1.6122
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							11,165
Term (year)							10 years 4 days
Vesting period (year)							3 years 8 months 2 days
Exercise price at grant date							$ 0.2687
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							78,156
Term (year)							10 years 4 days
Vesting period (year)							3 years 8 months 2 days
Exercise price at grant date							$ 2.6869
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							147,007
Term (year)							10 years 4 days
Vesting period (year)							3 years 9 months 29 days
Exercise price at grant date							$ 4.0304
August 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							21,884
Term (year)							10 years 4 days
Vesting period (year)							4 years					4 years
Exercise price at grant date							$ 5.3739
December 31, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares						113,311
Term (year)						10 years 4 days
Vesting period (year)						0 years
Exercise price at grant date						$ 0.0100
April 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares					32,200
Term (year)					10 years 2 months 30 days
Vesting period (year)					4 years
Exercise price at grant date					$ 20.0000
April 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares					79,116
Term (year)					10 years 2 months 30 days
Vesting period (year)					4 years
Exercise price at grant date					$ 6.0000
July 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares				10,000
Term (year)				10 years
Vesting period (year)				4 years
Exercise price at grant date				$ 20.0000
July 1, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares				1,000
Term (year)				10 years
Vesting period (year)				4 years
Exercise price at grant date				$ 12.0000
January 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares			4,400
Term (year)			10 years 4 days
Vesting period (year)			4 years
Exercise price at grant date			$ 20.0000
January 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares			180,000
Term (year)			10 years 4 days
Vesting period (year)			4 years
Exercise price at grant date			$ 8.1290
January 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares			100,800
Term (year)			10 years 4 days
Vesting period (year)			4 years
Exercise price at grant date			$ 8.1290
April 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		5,000
Term (year)		10 years 4 days
Vesting period (year)		4 years
Exercise price at grant date		$ 12.0000
July 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	12,000
Term (year)	8 years 6 months 3 days
Vesting period (year)	2 years 6 months
Exercise price at grant date	$ 8.1290